INVESTMENT IN NON-MARKETABLE SECURITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Investment In Non-marketable Securities
SCHEDULE OF INVESTMENT IN NON MARKETABLE SECURITIES

	As of
Phoenix Plus Corporation	March 31, 2023	December 31, 2022
Cost of investment	$-	$1,500
Less: Transfer to investment in marketable securities	-	(1,500)
Investment in non-marketable securities	$-	$-

	As of December 31,
Phoenix Plus Corporation	2022	2021
Cost of investment	$1,500	$1,500
Less: Transfer to investment in marketable securities	(1,500)	-
Investment in non-marketable securities	-	1,500